Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rental Payments	The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2016, are as follows:
Year ended December 31	US$ thousands
2017	1,481
2018	1,140
2019 and on	1,159